Accounts Payable and Accrued Expenses (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable and other accrued liabilities	$ 8,159	$ 7,323
Accrued employee expenses	10,404	13,859	$ 24,074
Accounts payable and accrued expenses	18,563	21,182	$ 33,635
Accrued bonuses	4,200	$ 7,400
Civil money penalty	$ 1,500